SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II

HARVEST NATURAL RESOURCES, INC. AND SUBSIDIARIES

Valuation and Qualifying Accounts

(in thousands)

		Additions
	Balance at Beginning of Year	Charged to Income	Charged to Other Accounts*	Deductions From Reserves	Balance at End of Year
At December 31, 2012
Amounts deducted from applicable assets
Deferred tax valuation allowance	$53,116	$15,303	$—	$—	$68,419
Investment valuation allowance	1,350	—	—	—	1,350
At December 31, 2011 (as RESTATED)
Amounts deducted from applicable assets
Deferred tax valuation allowance	$46,905	$6,211	$—	$—	$53,116
Investment valuation allowance	1,350	—	—	—	1,350
At December 31, 2010 (as RESTATED)
Amounts deducted from applicable assets
Deferred tax valuation allowance	$25,763	$21,142	$—	$—	$46,905
Investment valuation allowance	1,350	—	—	—	1,350

*	Amounts charged to other accounts includes operating losses and income tax credits.